SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
SUBSEQUENT EVENTS

The Company’s management has performed subsequent events procedures through July 10, 2015, which is the date the financial statements were available to be issued. There were no subsequent events requiring adjustment to or disclosure in the financial statements.